INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

28.INCOME TAXES

(a)	Tax amounts recognized in profit or loss

Tax expense consists of (i) current income tax on taxable income, (ii) Ontario mining tax, (iii) special mining duty (“SMD”) on income subject to SMD in Mexico, and (iv) withholding taxes attributable to intercompany dividends and interest charged on intercompany loans to the Mexican operating company, as well as (v) deferred income tax, (vi) deferred Ontario mining tax and (vii) deferred special mining duty. The Mexican Special Mining Duty changed from 7.5% to 8.5% effective January 1, 2025.

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Current income tax	$123,799	$53,034
Mexican Special Mining Duty	18,370	16,010
Ontario Mining Tax	16,782	—
Withholding taxes	5,792	858
Deferred income tax expense (recovery)	(9,425)	15,722
Deferred Mexican Special Mining Duty	260	1,657
Deferred Ontario Mining Tax	(1,426)	—
Tax expense	$154,152	$87,281

(b)	Reconciliation of effective tax rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. In 2025, the statutory income tax rate applicable to the Canadian parent entity was 26.8% (2024 - 26.8)%. The significant reasons for the differences are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Income before tax	$261,047	$176,262
Statutory income tax rate	26.8%	26.8%

Expected income tax	$69,961	$47,240
Differences in tax rates between the Canadian parent and subsidiaries	3,279	8,275
Items not deductible for tax purposes	2,382	1,554
Share based compensation	2,451	1,239
Change in unrecognized deductible temporary differences	24,375	4,643
Revisions to prior period estimates	(1,381)	716
Effect of changes in foreign exchange rates	(7,527)	12,485
Inflationary adjustment and other	(2,133)	(2,680)
Mining taxes	24,331	12,189
Withholding tax expense	5,792	858
Adjustment subject to initial recognition exemption	727	762
Non-deductible mark-to-market adjustment on financial instruments	31,895	—
Total income taxes	$154,152	$87,281
Effective tax rate	59.1%	49.5%

(c)	Unrecognized deductible temporary differences

We recognize tax benefits on losses or other deductible amounts generated in tax jurisdictions where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences for which no deferred tax asset is recognized consist of the following amounts.

	December 31,	December 31,
	2025	2024
Mineral properties and exploration expenditures	$131,230	$110,034
Equipment	1,178	1,198
Site closure provisions	15,725	6,436
Financing cost	2,459	1,533
Accrued liabilities	525	935
Convertible note	13,580	—
Non-capital losses	93,372	60,808
Capital losses	21,197	—
Intercompany debt	34,706	—
Other	9,766	6,274
Unrecognized deductible temporary differences	$323,738	$187,218

(d)	Recognized deferred tax assets and liabilities

Recognized deferred tax assets and liabilities are comprised of the following:

	December 31,	December 31,
	2025	2024
Properties, plant and equipment	$(281,008)	$(20,846)
Inventory	(5,423)	(3,606)
Mining royalties	1,768	1,169
Accrued liabilities	7,750	600
Site closure provisions	22,328	—
Long term debt	(1,324)	—
Non-capital losses	651	841
Capital losses	1,324	—
Intercompany debt	(4,337)	—
Mining tax deduction	11,409	4,994
Derivatives assets and liabilities	—	(841)
Other	1,975	117
Recognized deferred tax assets (liabilities)	$(244,887)	$(17,572)

(e)	Temporary difference on investment in subsidiaries

The temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized, aggregate to $260 million(December 31, 2024 - $240 million). The Company has determined that the taxable temporary difference will not reverse in the foreseeable future.

(f)	Tax losses

Our tax losses have the following expiry dates.

		Tax losses	December 31
		expire in years	2025	2024
Operating losses	Canada	2028 to 2045	$80,919	$54,573
	Panama	2026 to 2030	918	712
	United States	indefinite	16,857	8,982
Capital losses	Canada	Indefinite	31,077	3,930

(g)Pillar Two Global Minimum Tax

The OECD Pillar Two framework establishes a global minimum effective tax rate of 15% for multinational enterprises (“MNE”) with consolidated revenues of 750 million euros or more in at least two of the four immediately preceding fiscal years. Canada enacted the Global Minimum Tax Act in June 2024, implementing these rules for qualifying Canadian-headquartered MNE groups.

The Company’s consolidated revenues did not exceed the 750 million euro threshold in any of the four fiscal years preceding December 31, 2025. Accordingly, the Company is not subject to Pillar Two minimum top-up taxes for the year ended December 31, 2025. We have neither recognized nor disclosed deferred tax assets or liabilities which may arise from Pillar Two income taxes.

In 2025, the Company’s consolidated revenues exceeded the 750 million euro threshold for the first time. If consolidated revenues continue to exceed 750 million euros in fiscal year 2026, the Company will satisfy the “two-of-four-year” threshold and become subject to Pillar Two top-up taxes beginning January 1, 2027. We are currently assessing the potential impact of the Pillar Two rules on the Company’s future tax position, including a review of the effective tax rates in each jurisdiction in which the Company operates.